Events After the Reporting Period	12 Months Ended
Dec. 31, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Events After the Reporting Period	Events After the Reporting Period
(1)    The Group has decided to acquire treasury stocks (₩250,000 million) in accordance with a resolution of the Board of Directors dated February 10, 2026, to implement the ‘Corporate Value-Up Plan’.
(2)    The Group issued the following bonds after the end of the reporting period, and the details are as follows.

(in millions of Korean won)
Type	Issued Date	Annual interest rates	Maturity	Face value
The 203-1st Public bond	Mar. 4, 2026	3.487%	Mar. 4, 2029	₩ 160,000
The 203-2nd Public bond	Mar. 4, 2026	3.619%	Mar. 4, 2031	50,000
The 203-3rd Public bond	Mar. 4, 2026	3.910%	Mar. 4, 2036	50,000
The 203-4th Public bond	Mar. 4, 2026	4.018%	Mar. 4, 2046	40,000